Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about the evaluation of derivative financial instruments, mostly forward transactions and currency options
		Amount receivable in transaction currency	Amount payable in transaction currency		Fair value
	Project	Millions	Millions	Expiration date	USD millions

Foreign currency forward contracts (1)	PV+Storage	USD 3.6	NIS 13.2	January 2025	0.01

(1)	Hedging transaction to hedge against the USD/NIS exchange rate, based on the schedule of payments to the main contractors of the projects.

Disclosure of sensitivity analysis of changes in foreign currency exchange rates
	As of December 31, 2024
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency exchange rate	USD in thousands

NIS vs EURO
Loans to foreign operations	-	(626)	12,511	626	-

Equity of foreign operations
NIS vs EURO	(41,569)	-	831,371	-	41,569
NIS vs HUF	(462)	-	9,249	-	462
Total effect OCI	(42,031)	-	840,620	-	42,031

	As of December 31, 2023
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency exchange rate	USD in thousands

NIS vs EURO
Loans to foreign operations	-	(803)	16,052	803	-

Equity of foreign operations
NIS vs EURO	(43,583)	-	871,663	-	43,583
NIS vs HUF	(367)	-	7,345	-	367
Total effect on OCI	(43,950)	-	879,008	-	43,950

Disclosure of sensitivity analysis of change in index
	As of December 31, 2024
	Increase 3%		Decrease 3%
	Pre-tax profit	Carrying value	Pre-tax profit
3% Change in the index rate	USD in thousands

Loans to non-controlling interests	183	6,115	(183)
Loans from banks and other financial institutions	(22,625)	(754,163)	22,625
Loans from non-controlling interests	(35)	(1,173)	35
Other financial liabilities	(74)	(2,480)	74

	(22,551)	(751,701)	22,551

	As of December 31, 2023
	Increase 3%		Decrease 3%
	Pre-tax profit	Carrying value	Pre-tax profit
3% Change in the index rate	USD in thousands

Contract assets	2,982	99,416	(2,982)
Loans to investee entities	188	6,264	(188)
Loans to non-controlling interests	158	5,267	(158)
Loans from banks and other financial institutions	(24,965)	(816,087)	23,972
Other financial liabilities	(78)	(2,591)	78

	(21,715)	(707,731)	20,722

Disclosure of detailed information about carrying values of financial instruments which are exposed to cash flow risks in respect of interest rate changes
	As of December 31, 2024
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked loan from banks (*)	(510)	(142,123)	510
SOFR-linked credit and loans from banks (*)	-	(206,379)	-
Loans to investees with variable interest	219	10,951	(219)

	(291)	(337,551)	291

	As of December 31, 2023
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked loan from banks	(1,805)	(90,259)	1,805
SOFR-linked loans from banks (*)	-	(116,151)	-

	(1,805)	(206,410)	1,805

(*)
The company has loans which are linked to the SOFR interest rate and loans linked to the Euribor interest rate. The loans are used to finance projects under construction. Interest expenses during the construction period are capitalized to the cost of the facilities and have no impact on the Company’s results.

Disclosure of maturity analysis for financial assets held for managing liquidity risk
	As of December 31, 2024(**)
						After
	2025	2026	2027	2028	2029	2029	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Liability in respect of deferred consideration arrangement	(409)	(352)	(352)	(352)	(352)	(2,148)	(3,965)
Liability in respect of put option	-	(24,961)	-	-	-	-	(24,961)
Loans from non-controlling interests	(10,573)	(11,034)	(9,683)	(10,390)	(10,084)	(35,259)	(87,023)
Debentures(*)	(57,091)	(163,601)	(166,960)	(103,867)	(163,784)	-	(655,303)
Credit and loans from banks and other financial institutions (*)	(192,606)	(193,499)	(240,784)	(262,858)	(187,570)	(1,796,531)	(2,873,848)
Liability in respect of tax equity arrangements	(10,536)	(10,234)	(10,253)	(10,194)	(9,884)	(131,960)	(183,061)
Lease liability (*)	(14,114)	(13,801)	(15,097)	(14,992)	(15,001)	(336,946)	(409,951)

	(285,329)	(417,482)	(443,129)	(402,653)	(386,675)	(2,302,844)	(4,238,112)

(*)	The above figures are presented according to their par values on the repayment date, including unaccrued interest, linked to the CPI / exchange rate as of the balance sheet date.
(**)	The Company has commitments in power purchase agreements which are not reflected in the Company’s statement of financial position.

Disclosure of detailed information about the fair value of financial assets and financial liabilities
As of December 31, 2024:

	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Non-marketable shares measured at fair value through profit or loss	-	-	69,216	69,216

Interest rate swaps	-	55,118	-	55,118

Financial liabilities at fair value:

Contracts in respect of forward transactions	-	(10)	-	(10)

Transactions to peg electricity prices swap (CFD differences contract)	-	(4,123)	-	(4,123)

Interest rate swaps	-	(11,448)	-	(11,448)
As of December 31, 2023:

	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Contracts in respect of forward transactions	-	171	-	171

Interest rate swaps	-	63,208	-	63,208

Non-marketable shares measured at fair value through profit or loss	-	-	53,466	53,466

Transactions to peg electricity prices swap (CFD differences contract)	-	11,384	-	11,384

Financial liabilities at fair value:

Interest rate swaps	-	(7,217)	-	(7,217)

Performance-based contingent consideration (“Earn Out”), see Note 8A(1)	-	-	(22,941)	(22,941)

Deal contingent hedge	-	(5,539)	-	(5,539)

Disclosure of reconciliation from the opening balance to the closing balance of financial instruments carried at fair value level 3 of the fair value hierarchy
	2024	2023
	Financial assets
Non-marketable shares measured at fair value through profit or loss	USD thousands
Balance as of January 1	53,466	42,918
Investment	14,707	5,682
Revaluation (*)	4,580	2,940
Translation differences	(3,537)	1,926
Balance as of December 31	69,216	53,466

	2024	2023
	Financial liabilities
Performance-based (“earn out”) contingent consideration	USD thousands
Balance as of January 1	(22,941)	(52,972)
Revaluation	(403)	25,377
Repayment	23,344	4,654
Balance as of December 31	-	(22,941)

(*)	Under financing income and expenses.

Disclosure of detailed information about the financial assets and financial liabilities not measured at fair value in statement of financial position
		Carrying value		Fair value
		As of December 31		As of December 31
	Fair value level	2024	2023	2024	2023
		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures	Level 1	616,334	454,091	601,511	430,889

Loans from banks and other financial institutions (1)	Level 3	1,254,996	1,305,642	1,018,890	876,561

Liability in respect of deferred consideration arrangement (1)	Level 3	2,480	2,591	2,562	3,019

(1)
Fair value is determined according to the present value of future cash flows, discounted by an interest rate which reflects, according to the assessment of management, the change in the credit margin and risk level which occurred during the period.

Disclosure of detailed information about the other financial liabilities

	December 31	December 31
	2024	2023
	USD in thousands	USD in thousands
Current assets
Other financial assets
Contracts in respect of forward transactions	-	171
Interest rate swaps	975	805
Loans to non-controlling interests (3)	446	-
Non-current assets
Other financial assets
Loans to non-controlling interests	5,669	4,834
Transactions to peg electricity prices swap (CFD differences contract)	-	11,384
Interest rate swaps	54,143	63,208

	60,787	80,402
Current liabilities
Other financial liabilities
Transactions to peg electricity prices swap (CFD differences contract)	(4,122)	-
Interest rate swaps	(591)	(154)
Liability in respect of tax equity arrangement	(3,418)	(1,070)
Contracts in respect of forward transactions	(10)	-
Financial liabilities through profit or loss
Performance-based contingent consideration (“Earn Out”) (1)	-	(13,860)
Liability in respect of deferred consideration arrangement (2)	(184)	(180)
Non-current liabilities
Other financial liabilities
Interest rate swaps	(10,857)	(7,868)
Deal contingent hedge	-	(5,539)
Liability in respect of tax equity arrangement	(97,008)	(48,613)
Financial liabilities through profit or loss
Liability in respect of deferred consideration arrangement (2)	(2,296)	(2,411)
Performance-based contingent consideration (“Earn Out”) as well as the founder’s put option (1)	(23,548)	(32,113)

	(142,033)	(111,808)

(1)	For additional details, see Note 8A(1).

(2)
The Company has liabilities in respect of deferred consideration arrangements for initiation services which were provided by some of the towns in Halutziot project. In exchange for the initiation services, those towns are entitled to a percentage of the distributable free cash flows, as defined in the agreement. The balance of the liability in respect of the deferred consideration arrangement including current maturities (see also Note 12), as of December 31, 2024 and 2023, amounted to USD 2,480 thousand and USD 2,591 thousand, respectively.

(3)	The current maturities related to Loans to non-controlling interests included in Other receivables in the Consolidated Statements of Financial Position.

Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of interest rate swap contracts which were designated as hedging instruments
	Interest rates		Par value	Final	Carrying value
Hedged contract	Original	After hedging	In thousands	repayment date	USD in thousands
Loan to finance the Lukovac project	3 month Euribor	0.75%	EUR 15,807 (USD 16,455)	31/03/2031	728
Loan to finance the Picasso project	3 month Euribor	1.08%	EUR 66,974 (USD 69,718)	31/03/2039	4,202
Loan to finance the Gecama project	6 month Euribor	0.147%	EUR 131,801 (USD 137,200)	30/06/2035	18,728
Loan to finance the Attila projects	3 month Bubor	1.445%-3.7%	HUF 11,732,624 (USD 29,782)	31/12/2030	4,152
Loan to finance the Bjorn project	6 month Euribor	0.526%	EUR 155,739 (USD 162,119)	28/12/2040	22,019
Loan to finance the Raaba ACDC project	3 month Euribor	2.908%	EUR 8,161 (USD 8,496)	30/12/2033	(334)
Loan to finance the Raaba Flow project	3 month Euribor	2.809%	EUR 18,160 (USD 18,903)	30/12/2033	(639)
Loan to finance the Pupin project	3 month Euribor	2.987%	EUR 54,726 (USD 56,968)	31/03/2040	(3,482)
Loan to finance the Atrisco project - PV	6 month SOFR	4.0712%	USD 121,444	30/09/2049	(482)
Loan to finance the Atrisco project - BESS	6 month SOFR	4.1049%	USD 177,771	30/09/2049	(1,222)